Average Annual Total Returns - Class A C S I N T Shares - Janus Henderson Venture Fund	Class A Return Before Taxes 1 Year		Class A Return Before Taxes 5 Years		Class A Return Before Taxes 10 Years		Class A Return Before Taxes Since Inception		Class A Return Before Taxes Inception Date		Class A Russell 2000® Growth Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class A Russell 2000® Growth Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class A Russell 2000® Growth Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class A Russell 2000® Growth Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class A Russell 2000® Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class A Russell 2000® Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class A Russell 2000® Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class A Russell 2000® Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class C Return Before Taxes 1 Year		Class C Return Before Taxes 5 Years		Class C Return Before Taxes 10 Years		Class C Return Before Taxes Since Inception		Class C Return Before Taxes Inception Date		Class C Russell 2000® Growth Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class C Russell 2000® Growth Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class C Russell 2000® Growth Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class C Russell 2000® Growth Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class C Russell 2000® Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class C Russell 2000® Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class C Russell 2000® Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class C Russell 2000® Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class C Russell 2000® Index (reflects no deduction for expenses, fees, or taxes) Inception Date	Class S Return Before Taxes 1 Year	Class S Return Before Taxes 5 Years	Class S Return Before Taxes 10 Years	Class S Return Before Taxes Since Inception	Class S Return Before Taxes Inception Date	Class S Russell 2000® Growth Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class S Russell 2000® Growth Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class S Russell 2000® Growth Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class S Russell 2000® Growth Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class S Russell 2000® Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class S Russell 2000® Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class S Russell 2000® Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class S Russell 2000® Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class I Return Before Taxes 1 Year	Class I Return Before Taxes 5 Years	Class I Return Before Taxes 10 Years	Class I Return Before Taxes Since Inception	Class I Return Before Taxes Inception Date	Class I Russell 2000® Growth Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class I Russell 2000® Growth Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class I Russell 2000® Growth Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class I Russell 2000® Growth Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class I Russell 2000® Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class I Russell 2000® Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class I Russell 2000® Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class I Russell 2000® Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class N Return Before Taxes 1 Year	Class N Return Before Taxes 5 Years	Class N Return Before Taxes 10 Years	Class N Return Before Taxes Since Inception	Class N Return Before Taxes Inception Date	Class N Russell 2000® Growth Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class N Russell 2000® Growth Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class N Russell 2000® Growth Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class N Russell 2000® Growth Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class N Russell 2000® Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class N Russell 2000® Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class N Russell 2000® Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class N Russell 2000® Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class T Return Before Taxes 1 Year	Class T Return Before Taxes 5 Years	Class T Return Before Taxes 10 Years	Class T Return Before Taxes Since Inception	Class T Return Before Taxes Inception Date	Class T Return After Taxes on Distributions 1 Year	Class T Return After Taxes on Distributions 5 Years	Class T Return After Taxes on Distributions 10 Years	Class T Return After Taxes on Distributions Since Inception	Class T Return After Taxes on Distributions Inception Date	Class T Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class T Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class T Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class T Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Class T Return After Taxes on Distributions and Sale of Fund Shares Inception Date	Class T Russell 2000® Growth Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class T Russell 2000® Growth Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class T Russell 2000® Growth Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class T Russell 2000® Growth Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class T Russell 2000® Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class T Russell 2000® Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class T Russell 2000® Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class T Russell 2000® Index (reflects no deduction for expenses, fees, or taxes) Since Inception
Total	23.80%	[1]	14.84%	[1]	13.82%	[1]	12.33%	[1]	Apr. 30, 1985	[1]	34.63%	16.36%	13.48%	9.05%	19.96%	13.26%	11.20%	9.98%	29.41%	[2]	15.37%	[2]	13.46%	[2]	11.76%	[2]	Apr. 30, 1985	[2]	34.63%	16.36%	13.48%	9.05%	19.96%	13.26%	11.20%	9.98%		31.14%	16.04%	14.33%	12.39%	Apr. 30, 1985	34.63%	16.36%	13.48%	9.05%	19.96%	13.26%	11.20%	9.98%	31.70%	16.52%	14.89%	12.74%	Apr. 30, 1985	34.63%	16.36%	13.48%	9.05%	19.96%	13.26%	11.20%	9.98%	31.81%	16.62%	14.94%	12.76%	Apr. 30, 1985	34.63%	16.36%	13.48%	9.05%	19.96%	13.26%	11.20%	9.98%	31.51%	16.34%	14.71%	12.69%	Apr. 30, 1985	29.81%	14.92%	12.75%	10.56%	Apr. 30, 1985	19.78%	12.86%	11.62%	10.22%	Apr. 30, 1985	34.63%	16.36%	13.48%	9.05%	19.96%	13.26%	11.20%	9.98%

[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.